Borrowings	12 Months Ended
Dec. 31, 2020
Borrowings [abstract]
Borrowings	Borrowings

	December 31, 2020			December 31, 2019
	Principal	Carrying value(a)	Fair value(b)	Principal	Carrying value(a)	Fair value(b)
Borrowings - holding company
Fairfax unsecured notes:(4)
5.84% due October 14, 2022 (Cdn$446.0)(d)(3)	350.1	351.1	377.6	343.9	345.9	373.8
4.50% due March 22, 2023 (Cdn$400.0)(d)(3)	314.0	312.9	334.1	308.5	307.0	326.0
4.142% due February 7, 2024(d)	85.0	85.0	85.1	85.0	85.0	85.1
4.875% due August 13, 2024(d)	282.5	280.6	309.7	282.5	280.0	300.8
4.95% due March 3, 2025 (Cdn$350.0)(d)	274.7	272.5	306.3	269.9	267.1	293.1
8.30% due April 15, 2026(e)	91.8	91.7	118.6	91.8	91.6	116.1
4.70% due December 16, 2026 (Cdn$450.0)(d)	353.2	351.5	394.6	347.0	345.1	370.0
4.25% due December 6, 2027 (Cdn$650.0)(d)	510.2	508.5	558.3	501.3	499.3	515.7
2.75% due March 29, 2028 (€750.0)(d)	917.7	904.4	1,023.9	841.9	827.0	910.2
4.85% due April 17, 2028(d)	600.0	595.8	677.6	600.0	595.2	648.9
4.23% due June 14, 2029 (Cdn$500.0)(d)	392.5	390.6	426.7	385.6	383.6	391.4
4.625% due April 29, 2030(d)(1)	650.0	645.4	731.8	—	—	—
7.75% due July 15, 2037(e)	91.3	90.6	123.1	91.3	90.5	113.8
Revolving credit facility(2)	700.0	700.0	700.0	—	—	—
	5,613.0	5,580.6	6,167.4	4,148.7	4,117.3	4,444.9
Borrowings - insurance and reinsurance companies
Odyssey Group floating rate unsecured senior notes due 2021	90.0	90.0	91.0	90.0	90.0	92.5
Allied World 4.35% senior notes due October 29, 2025	500.0	505.0	544.9	500.0	506.1	524.1
Allied World revolving credit facility and other borrowings	40.8	44.2	51.4	39.4	43.0	46.4
Zenith National 8.55% debentures due August 1, 2028(d)	38.5	38.3	38.3	38.5	38.3	38.3
Brit 3.6757% subordinated notes due December 9, 2030 (£135.0)(5)	184.5	184.5	170.4	178.8	180.8	181.2
Brit floating rate revolving credit facility	130.0	130.0	130.0	140.0	140.0	140.0
First Mercury trust preferred securities due 2036 and 2037	41.4	41.4	41.4	41.4	41.4	41.3
	1,025.2	1,033.4	1,067.4	1,028.1	1,039.6	1,063.8
Borrowings - non-insurance companies(c)
Fairfax India floating rate term loan(6)	550.0	547.2	550.0	550.0	547.2	550.0
Fairfax India subsidiary borrowings	167.1	166.4	166.4	155.1	155.1	155.1
AGT credit facilities, senior notes and loans (note 23)(7)	516.4	514.2	514.0	435.7	432.8	433.1
Recipe term loans and credit facilities	430.7	428.4	428.4	413.5	410.7	410.8
Boat Rocker demand loans and revolving credit facilities	184.6	183.0	183.0	147.6	147.6	147.5
Fairfax Africa subsidiary borrowings(f)	—	—	—	102.4	102.4	102.4
Loans and revolving credit facilities primarily at floating rates(8)	362.0	360.8	360.8	279.9	279.9	277.7
	2,210.8	2,200.0	2,202.6	2,084.2	2,075.7	2,076.6
Total debt	8,849.0	8,814.0	9,437.4	7,261.0	7,232.6	7,585.3

(a)    Principal net of unamortized issue costs and discounts (premiums).
(b)    Based principally on quoted market prices with the remainder based on discounted cash flow models using market observable inputs (Levels 1 and 2 respectively in the fair value hierarchy).
(c)    These borrowings are non-recourse to the holding company.
(d)    Issuer may redeem any time at prices specified in the instrument's offering document.
(e)    Not redeemable prior to the contractual maturity date.
(f)    On December 8, 2020 Fairfax Africa’s borrowings were deconsolidated pursuant to the transaction described in note 23.

During and subsequent to 2020 the company and its subsidiaries completed the following debt transactions:

Holding company
(1)    On April 29, 2020 the company completed an offering of $650.0 principal amount of 4.625% unsecured senior notes due April 29, 2030 at par for net proceeds after commissions and expenses of $645.0. Commissions and expenses of $5.0 were included in the carrying value of the notes. The company used $500.0 of the net proceeds from the offering towards the repayment on its credit facility as described in the next paragraph. On October 28, 2020 the notes were exchanged by their holders for an equal principal amount of substantially identical notes that had been registered under the U.S. Securities Act.
(2)    At March 31, 2020 the company had drawn $1,770.0 on its $2.0 billion unsecured revolving credit facility as added liquidity support for the insurance and reinsurance companies should it be needed as a result of the effects of the COVID-19 pandemic. The company subsequently repaid $1,070.0 during 2020, leaving $700.0 borrowed on the credit facility at December 31, 2020 (December 31, 2019 - nil). The principal financial covenants of the revolving credit facility require the company to maintain a ratio of consolidated debt to consolidated capitalization not exceeding 0.35:1 and consolidated shareholders’ equity attributable to shareholders of Fairfax of not less than $9.5 billion. At December 31, 2020 the company was in compliance with its financial covenants, with a consolidated debt to consolidated capitalization ratio of 0.306:1 and consolidated shareholders’ equity attributable to shareholders of Fairfax of $13.9 billion, both calculated as defined in the financial covenants.
Subsequent to December 31, 2020, the company made a net repayment of $200.0 on its revolving credit facility, leaving $500.0 borrowed at March 5, 2021.
(3)    Subsequent to December 31, 2020, on March 1, 2021 the company completed an offering of $671.6 (Cdn$850.0) principal amount of 3.95% unsecured senior notes due March 3, 2031 for net proceeds of $666.2 after premium, commissions and expenses. Commissions and expenses of $5.4 will be included in the carrying value of the notes. The company will use the net proceeds from the offering for the announced redemptions of its $350.1 (Cdn$446.0) principal amount of 5.84% unsecured senior notes due October 14, 2022 and its $314.0 (Cdn$400.0) principal amount of 4.50% unsecured senior notes due March 22, 2023. Contemporaneously with the redemptions, the company will designate the Cdn$850.0 senior notes due March 3, 2031 as a hedge of a portion of its net investment in Canadian subsidiaries.
(4)    Subsequent to December 31, 2020, on March 3, 2021 the company completed an offering of $600.0 principal amount of 3.375% unsecured senior notes due March 3, 2031 for net proceeds of $583.8 after discount, commissions and expenses. Commissions and expenses of $15.4 will be included in the carrying value of the notes.
Insurance and reinsurance companies
(5)    On December 9, 2020 the interest rate on Brit’s £135.0 subordinated debt was reset from 6.625% to 3.6757% until maturity as the company determined not to exercise its redemption option on that debt.

Non-insurance companies
(6)    On June 26, 2020 Fairfax India extended its $550.0 principal amount floating rate term loan for one year to June 28, 2021 with an option to extend for an additional year. Subsequent to December 31, 2020, on February 26, 2021 Fairfax India completed an offering of $500.0 principal amount of 5.00% unsecured senior notes due February 26, 2028 and subsequently used the net proceeds to repay $500.0 principal amount of its floating rate term loan. The company's insurance and reinsurance subsidiaries had purchased $58.4 of Fairfax India's 5.00% unsecured senior notes on the same terms as other participants and that intercompany investment will be eliminated in the company's consolidated financial reporting.
(7)    On February 21, 2020 AGT extended the maturity of its Cdn$525.0 floating rate secured senior credit facility to March 15, 2021. At December 31, 2020 there was $440.5 (Cdn$561.2) borrowed on this credit facility (December 31, 2019 - $386.9 (Cdn$501.7)). On January 4, 2021 AGT extended the maturity on its credit facility to January 24, 2022.
(8)    Pursuant to the reverse acquisition of Horizon North by Dexterra on May 29, 2020 (note 23) Dexterra consolidated Horizon North's Cdn$175.0 floating rate revolving credit facility maturing December 30, 2022.
Changes in the carrying values of borrowings for the years ended December 31 were as follows:

	2020				2019
	Holding company	Insurance and reinsurance companies	Non-insurance companies	Total	Holding company	Insurance and reinsurance companies	Non-insurance companies	Total
Balance – January 1	4,117.3	1,039.6	2,075.7	7,232.6	3,859.5	995.7	1,625.2	6,480.4
Cash inflows from issuances	645.0	—	107.8	752.8	456.5	—	302.7	759.2
Cash outflows from repayments	—	(0.3)	(82.5)	(82.8)	(326.5)	(0.2)	(308.5)	(635.2)
Net cash inflows (outflows) from credit facilities and short term loans	700.0	(10.0)	60.5	750.5	—	132.1	(16.9)	115.2
Non-cash changes:
Acquisitions (note 23)	—	—	127.4	127.4	—	—	687.7	687.7
Deconsolidation of subsidiary (note 23)	—	—	(118.7)	(118.7)	—	—	(246.2)	(246.2)
Loss on redemption	—	—	—	—	23.7	—	—	23.7
Liabilities associated with assets held for sale (note 23)	—	—	—	—	—	(91.4)	—	(91.4)
Foreign exchange effect and other	118.3	4.1	29.8	152.2	104.1	3.4	31.7	139.2
Balance – December 31	5,580.6	1,033.4	2,200.0	8,814.0	4,117.3	1,039.6	2,075.7	7,232.6
Principal repayments on borrowings are due as follows:

	2021	2022	2023	2024	2025	Thereafter	Total
Holding company	700.0	350.1	314.0	367.5	274.7	3,606.7	5,613.0
Insurance and reinsurance companies	242.8	0.3	0.3	0.3	500.4	281.1	1,025.2
Non-insurance companies	1,309.2	210.8	58.7	309.5	34.5	288.1	2,210.8
Total	2,252.0	561.2	373.0	677.3	809.6	4,175.9	8,849.0

Interest Expense
Interest expense was comprised of interest expense on borrowings of $413.1 and interest expense on accretion of lease liabilities of $62.8 (2019 - $404.2 and $67.8).